DoubleLine Colony Real Estate and Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.6%
865,392	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	872,300
985,095	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	1,006,768
686,845	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	690,113
913,565	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	915,407
463,587	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	469,957
500,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	507,218
798,799	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	806,866
467,675	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	471,236
747,500	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	778,849
491,071	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	501,445
740,000	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	765,884
762,987	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	767,065

Total Asset Backed Obligations (Cost $8,424,407)					8,553,108

Bank Loans - 5.3%
4,505	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	4,493
45,496	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	45,382
210,000	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		05/31/2024	207,835
110,000	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		10/31/2024	109,892
210,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	208,819
220,000	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		06/16/2025	218,694
250,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		04/06/2026	249,923
210,000	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		03/01/2024	208,741
215,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.39%		04/15/2027	215,591
220,000	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	219,130
220,000	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/01/2026	219,863
210,000	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		03/08/2024	209,694
220,000	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	219,949
210,000	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/31/2025	209,905
210,000	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		07/02/2025	210,460
210,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	210,053
210,000	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/17/2023	210,056
210,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	211,050
210,000	IQVIA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		06/09/2025	209,146
210,000	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	210,066
210,000	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	209,940
210,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		02/22/2024	208,609
220,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	219,450
210,000	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		05/02/2022	208,828
215,000	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	215,471
210,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.85%		03/01/2021	209,607
215,000	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	212,133
220,000	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	219,511
210,000	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/01/2024	209,754
210,000	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/01/2024	209,475
210,000	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/10/2023	209,907
210,000	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		06/09/2023	206,490
210,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	207,900
210,000	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	210,027

Total Bank Loans (Cost $6,775,541)					6,765,844

Collateralized Loan Obligations - 13.4%
500,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	0.00%	^	07/20/2032	500,000
500,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.99%	^	04/20/2032	503,747
500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	4.62%	^	04/20/2032	503,749
450,000	Cedar Funding Ltd., Series 2017-8A-A1 (3 Month LIBOR USD + 1.25%)	3.84%	^	10/17/2030	450,664
1,000,000	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	3.93%	^	04/20/2029	1,002,054
1,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	4.00%	^	04/20/2031	1,001,364
500,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.65%	^	04/20/2031	500,606
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2017-1A-A1B (3 Month LIBOR USD + 1.28%)	3.86%	^	06/25/2029	995,062
1,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	3.50%	^	01/14/2028	995,503
500,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.84%	^	07/15/2027	500,462
1,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	3.67%	^	02/20/2031	996,485
1,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.86%	^	07/25/2029	998,878
641,611	OFSI Fund Ltd., Series 2014-7A-AR (3 Month LIBOR USD + 0.90%)	3.50%	^	10/18/2026	641,208
1,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	07/15/2031	993,723
547,173	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.34%	^	10/15/2025	546,632
1,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.87%	^	10/20/2031	998,129
775,000	Shackleton Ltd., Series 2015-7RA-A1 (3 Month LIBOR USD + 1.17%)	3.77%	^	07/15/2031	769,018
900,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.76%	^	04/15/2032	903,981
1,000,000	VERDE Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.91%	^	04/15/2032	1,002,372
1,000,000	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	3.83%	^	10/18/2030	997,731
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.74%	^	01/15/2031	995,958
500,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.60%	^	04/15/2031	501,421

Total Collateralized Loan Obligations (Cost $17,235,863)					17,298,747

Foreign Corporate Bonds - 7.7%
200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	213,652
280,000	AstraZeneca PLC	2.38%		11/16/2020	280,123
180,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	182,673
200,000	Banco Bradesco S.A.	5.90%		01/16/2021	209,400
200,000	Banco BTG Pactual S.A.	5.75%		09/28/2022	208,800
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	155,252
200,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	227,000
200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	203,490
200,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	205,376
180,000	Bank of Montreal	2.90%		03/26/2022	182,905
200,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	215,002
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	197,702
200,000	Braskem Finance Ltd.	5.75%		04/15/2021	209,375
200,000	C&W Senior Financing DAC	7.50%		10/15/2026	209,000
200,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	209,750
200,000	CK Hutchison Capital Securities Ltd. (5 Year CMT Rate + 2.07%)	4.00%	†	05/12/2022	199,755
200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	201,971
200,000	CNPC General Capital Ltd.	3.40%		04/16/2023	204,614
200,000	Comcel Trust	6.88%		02/06/2024	207,375
200,000	DBS Group Holdings Ltd.	2.94%	±	06/08/2020	200,174
125,941	ENA Norte Trust	4.95%		04/25/2023	130,349
200,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	204,950
200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	206,625
200,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	210,980
200,000	GrupoSura Finance S.A.	5.70%		05/18/2021	210,250
200,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	219,074
200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	203,950
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,176
200,000	MARB BondCo PLC	7.00%		03/15/2024	209,142
200,000	Millicom International Cellular S.A.	6.00%		03/15/2025	208,350
145,000	Mitsubishi UFJ Financial Group, Inc.	3.22%		03/07/2022	148,070
200,000	Multibank, Inc.	4.38%		11/09/2022	205,002
200,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	200,952
200,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	208,002
200,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	210,652
200,000	Pampa Energia S.A.	7.38%		07/21/2023	194,002
200,000	Pertamina Persero PT	4.88%		05/03/2022	211,100
200,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	212,200
50,000	Petrobras Global Finance B.V.	5.30%		01/27/2025	53,175
200,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	202,531
200,000	Security Bank Corporation	4.50%		09/25/2023	211,805
200,000	Sinopec Group Overseas Development Ltd.	4.38%		04/10/2024	214,084
285,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	283,837
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	212,000
180,000	Toronto-Dominion Bank	3.25%		06/11/2021	183,675
200,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	207,250
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	199,652
200,000	UPL Corporation	3.25%		10/13/2021	200,236
200,000	Vedanta Resources PLC	7.13%		05/31/2023	197,550

Total Foreign Corporate Bonds (Cost $9,608,137)					9,886,010

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.5%
100,000	Brazilian Government International Bond	4.88%		01/22/2021	103,950
200,000	Colombia Government International Bond	4.38%		07/12/2021	207,102
66,667	Dominican Republic International Bond	7.50%		05/06/2021	70,334
200,000	Indonesia Government International Bond	3.75%		04/25/2022	205,452

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $585,848)					586,838

Non-Agency Commercial Mortgage Backed Obligations - 12.8%
1,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	1,009,136
264,000	BBCMS Mortgage Trust, Series 2015-MSQ-D	4.12%	#^	09/15/2032	268,789
1,000,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.79%	^	07/15/2037	1,005,617
680,540	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%)	4.37%	^	09/15/2037	679,910
250,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.34%	^	04/15/2034	251,095
750,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%)	5.39%	^	11/15/2034	751,659
450,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/15/2034	464,754
244,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.24%	^	10/15/2035	244,536
750,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2036	754,191
545,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.63%	#	10/10/2048	572,286
1,000,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.58%	#^	08/10/2029	1,004,706
253,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	253,449
550,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%)	3.74%	^	06/15/2033	549,745
135,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.65%	#^	10/10/2034	135,652
234,000	GPMT Ltd., Series 2019-FL2-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	02/22/2036	236,282
1,000,000	GS Mortgage Securities Corporation, Series 2018-FBLU-E (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.14%	^	11/15/2035	1,009,257
725,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%, 2.15% Floor)	4.19%	^	07/15/2032	722,454
600,000	Hilton USA Trust, Series 2016-SFP-E	5.52%	^	11/05/2035	609,649
252,000	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	11/15/2036	252,788
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.85%	#^	02/15/2046	990,798
654,484	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6-B (1 Month LIBOR USD + 2.28%, 2.28% Floor)	4.67%	^	11/15/2031	654,940
750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-C	3.88%	#^	01/05/2031	775,362
700,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	685,126
750,000	LCCM Mortgage Trust, Series 2014-909-E	4.03%	#^	05/15/2031	752,142
750,000	Morgan Stanley Capital Trust, Series 2014-150E-F	4.44%	#^	09/09/2032	769,677
385,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	02/15/2036	387,791
750,000	Rosslyn Portfolio Trust, Series 2017-ROSS-E (1 Month LIBOR USD + 3.00%, 3.99% Floor)	5.39%	^	06/15/2033	745,438

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $16,294,521)					16,537,229

Non-Agency Residential Collateralized Mortgage Obligations - 11.6%
1,474,993	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	1,495,101
1,071,651	Bellemeade Ltd., Series 2017-1-M1 (1 Month LIBOR USD + 1.70%)	4.10%	^	10/25/2027	1,078,541
661,986	Bunker Hill Loan Depositary Trust, Series 2019-1-A1	3.61%	^§	10/26/2048	678,550
1,000,000	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	1,007,143
926,785	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	924,854
1,000,000	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	4.05%	^	05/25/2029	1,001,249
1,394,420	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	1,421,060
939,625	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	953,249
904,253	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	918,781
1,619,090	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	1,625,765
948,118	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	953,452
1,367,007	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	1,389,452
1,483,222	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8-3A1	5.00%	#	04/25/2036	1,512,359

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $14,789,439)					14,959,556

US Corporate Bonds - 6.2%
95,000	Air Lease Corporation	2.50%		03/01/2021	95,087
95,000	Altria Group, Inc.	3.49%		02/14/2022	97,706
185,000	American Express Company	3.70%		11/05/2021	190,619
180,000	Analog Devices, Inc.	2.95%		01/12/2021	181,657
185,000	Anthem, Inc.	2.50%		11/21/2020	185,392
185,000	AT&T, Inc.	2.80%		02/17/2021	186,200
185,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2024	185,289
280,000	BAT Capital Corporation	2.30%		08/14/2020	279,401
200,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	202,958
270,000	Capital One Financial Corporation	2.40%		10/30/2020	270,305
280,000	Cardinal Health, Inc.	2.62%		06/15/2022	281,534
185,000	Cigna Corporation	3.40%	^	09/17/2021	188,611
276,000	Cintas Corporation	2.90%		04/01/2022	280,709
270,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.54%		06/01/2024	271,632
170,000	Comcast Corporation	3.45%		10/01/2021	174,939
275,000	Consolidated Edison, Inc.	2.00%		05/15/2021	273,554
190,000	CVS Health Corporation	2.80%		07/20/2020	190,512
250,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	249,070
190,000	Delta Air Lines, Inc.	3.40%		04/19/2021	192,895
70,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	71,349
185,000	eBay, Inc.	2.75%		01/30/2023	186,064
95,000	FedEx Corporation	3.40%		01/14/2022	97,404
135,000	General Electric Company	2.70%		10/09/2022	134,851
185,000	General Motors Financial Company	3.20%		07/06/2021	186,635
180,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	183,709
140,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.52%		12/29/2021	140,409
175,000	Microchip Technology, Inc.	3.92%		06/01/2021	178,175
185,000	Mondelez International, Inc.	3.00%		05/07/2020	185,771
280,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.52%		07/22/2022	281,844
200,000	NextEra Energy Capital Holdings. Inc.	2.90%		04/01/2022	203,480
190,000	Northrop Grumman Corporation	2.08%		10/15/2020	189,730
175,000	Omnicom Capital, Inc.	3.63%		05/01/2022	180,816
275,000	Packaging Corporation of America	2.45%		12/15/2020	274,808
260,000	Prudential Financial, Inc.	4.50%		11/16/2021	273,358
180,000	PSEG Power LLC	3.85%		06/01/2023	187,603
130,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	135,704
90,000	Sherwin-Williams Company	2.25%		05/15/2020	89,849
275,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	281,454
175,000	Union Pacific Corporation	3.20%		06/08/2021	178,123
185,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.62%		05/15/2025	187,532
185,000	Waste Management, Inc.	2.95%		06/15/2024	190,345

Total US Corporate Bonds (Cost $7,848,105)					7,997,083

US Government and Agency Mortgage Backed Obligations - 6.1%
2,559,776	Federal Home Loan Mortgage Corporation, Series 3316-FA (1 Month LIBOR USD + 0.27%, 0.27% Floor, 7.00% Cap)	2.66%		05/15/2037	2,551,293
3,203,095	Federal National Mortgage Association, Series 2011-93-GF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		04/25/2039	3,215,430
1,037,139	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	2.86%		10/25/2042	1,037,725
1,111,566	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	2.95%		06/25/2042	1,117,587

Total US Government and Agency Mortgage Backed Obligations (Cost $7,886,685)					7,922,035

US Government and Agency Obligations - 17.5%
3,170,000	United States Treasury Notes	1.25%		01/31/2020	3,154,584
2,700,000	United States Treasury Notes	1.38%		02/29/2020	2,688,029
2,390,000	United States Treasury Notes	1.88%		03/31/2022	2,400,316
1,240,000	United States Treasury Notes	2.63%		02/28/2023	1,278,871
6,000,000	United States Treasury Notes	2.25%		04/30/2024	6,133,945
7,000,000	United States Treasury Notes	0.00%		12/19/2019	6,932,162

Total US Government and Agency Obligations (Cost $22,392,796)					22,587,907

Short Term Investments - 8.5%
1,266,028	First American Government Obligations Fund - Class U	2.31%	◆		1,266,028
1,266,028	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		1,266,028
1,266,028	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		1,266,028
1,500,000	United States Treasury Bills	0.00%		08/15/2019	1,496,133
5,700,000	United States Treasury Bills	0.00%		09/05/2019	5,678,236

Total Short Term Investments (Cost $10,968,364)					10,972,453

Total Investments - 96.2% (Cost $122,809,706)					124,066,810
Other Assets in Excess of Liabilities - 3.8%					4,880,294

NET ASSETS - 100.0%					$128,947,104

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $56,436,663 or 43.8% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

†	Perpetual Maturity

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.5%
Collateralized Loan Obligations	13.4%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.6%
Short Term Investments	8.5%
Foreign Corporate Bonds	7.7%
Asset Backed Obligations	6.6%
US Corporate Bonds	6.2%
US Government and Agency Mortgage Backed Obligations	6.1%
Bank Loans	5.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Other Assets and Liabilities	3.8%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.5%
Collateralized Loan Obligations	13.4%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.6%
Short Term Investments	8.5%
Asset Backed Obligations	6.6%
US Government and Agency Mortgage Backed Obligations	6.1%
Banking	4.2%
Healthcare	1.7%
Utilities	1.4%
Energy	1.2%
Telecommunications	1.2%
Media	1.1%
Business Equipment and Services	0.7%
Finance	0.5%
Electronics/Electric	0.5%
Building and Development (including Steel/Metals)	0.5%
Automotive	0.5%
Mining	0.5%
Aerospace & Defense	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Chemicals/Plastics	0.4%
Industrial Equipment	0.4%
Pharmaceuticals	0.4%
Consumer Products	0.4%
Hotels/Motels/Inns and Casinos	0.3%
Insurance	0.3%
Transportation	0.3%
Food Products	0.3%
Beverage and Tobacco	0.3%
Technology	0.2%
Pulp & Paper	0.2%
Financial Intermediaries	0.2%
Leisure	0.2%
Chemical Products	0.2%
Environmental Control	0.2%
Containers and Glass Products	0.1%
Conglomerates	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Other Assets and Liabilities	3.8%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	07/11/2019	3,900,000	$(74,041)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	01/09/2020	15,000,000	1,841,384
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	01/23/2020	25,000,000	3,282,982
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/13/2020	30,000,000	3,321,874
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/27/2020	34,000,000	3,271,879
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	04/30/2020	10,000,000	294,765

							$11,938,843

º

The Colony Capital Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of June 30, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

A summary of the DoubleLine Colony Real Estate and Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Floating Rate Fund (Class I)	$9,516,745	$-	$9,556,192	-	$-	$(16,745)	$86,733	$56,192

	$9,516,745	$-	$9,556,192	-	$-	$(16,745)	$86,733	$56,192

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.